Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
American Funds® Multi-Sector Income Fund (Class R-6)
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-6
Trading Symbol	RMDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$19	0.38%*
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund (Calss R-5)
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5
Trading Symbol	RMDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$21	0.41%*
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 14,914
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5E
Trading Symbol	RMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$27	0.54%*
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-4
Trading Symbol	RMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$37	0.73%*
*Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-3
Trading Symbol	RMDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$50	0.99%*
*Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2E
Trading Symbol	RMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$34	0.67%*
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2
Trading Symbol	RMDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$66	1.31%*
*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-1
Trading Symbol	RMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$65	1.29%*
*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-3
Trading Symbol	CMBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$23	0.45%*
*Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-2
Trading Symbol	CMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$24	0.47%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-1
Trading Symbol	CMBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$28	0.55%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (perce nt of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-T
Trading Symbol	CMBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$24	0.48%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-E
Trading Symbol	CMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$47	0.94%*
*Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-C
Trading Symbol	CMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$75	1.49%*
*Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-A
Trading Symbol	CMBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$39	0.77%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-3
Trading Symbol	MIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$19	0.38%*
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-2
Trading Symbol	MIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$24	0.48%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-1
Trading Symbol	MIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$38	0.75%*
*Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class T
Trading Symbol	MIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$22	0.44%*
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class C
Trading Symbol	MIAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%*
*Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Multi-Sector Income Fund Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class A
Trading Symbol	MIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 14,914,000,000
Holdings Count | Holdings	2,022
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$14,914
Total number of portfolio holdings	2,022
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized